Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
18.	Stock-Based Compensation
The Company adopted two equity incentive plans in prior years, the 2011 Plan and 2014 Plan. Both Plans allowed the board of directors to grant stock options, designated as incentive or nonqualified, and stock awards to employees, officers, directors, and consultants. Stock options are granted with an exercise price per share equal to at least the estimated fair value of the underlying class A common stock on the date of grant. The vesting period is determined through individual award agreements and is generally over a four-year period. Awards generally expire 10 years from the date of grant. Legacy BlackSky issued equity and equity-based awards under its 2014 stock incentive plan (the “2014 Plan”) and 2011 stock incentive plan (the “2011 Plan”, together with the 2014 Plan, collectively the “Plans”), which are now administered by the Company’s board of directors. The Plans are no longer active; however, outstanding awards granted under these Plans will not be affected. As of September 30, 2021, the Company had 41 thousand and 2.3 million options outstanding, respectively, under the 2011 and 2014 Plans.
As part of the Merger, Osprey’s shareholders approved the Company’s 2021 Equity Incentive Plan (the “2021 Plan”) and the 2021 Employee Stock Purchase Plan (the “2021 ESPP”), which are administered by the Company’s board of directors. Under the 2021 Plan, the number of shares initially subject to issuance is 15.0 million, with automatic increases beginning in 2022. Additionally, up to 13.1 million shares can be added to the 2021 Plan pursuant to assumed awards granted under the 2011 Plan and 2014 Plan that are subsequently forfeited or fail to vest. Under the 2021 ESPP, the maximum number of shares made available for sale is 3.0 million, with automatic increases beginning in 2022. The Company has not issued equity awards in any form—options, RSUs, RSAs, warrants, etc.—since the closing of the Merger, and the Company does not intend to issue awards until the effectiveness of our first form
S-8
registration statement registering the shares issuable under our 2021 Plan.
The stock-based compensation expense attributable to continuing operations was included in imagery & software analytical service costs, excluding depreciation and amortization and selling, general and administrative expense in the unaudited condensed consolidated statements of operations and comprehensive loss as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	(in thousands)		(in thousands)
Imagery & software analytical service costs, excluding depreciation and amortization	$2,898	$—	$2,949	$—
Selling, general and administrative	25,595	550	26,316	1,692

Total stock-based compensation expense	$28,493	$550	$29,265	$1,692

The stock-based compensation expense recorded for the RSUs during the three and nine months ended September 30, 2021 included a cumulative adjustment for service completed from the grant date to the close of the Merger.
Stock Options
Following the Merger, the outstanding stock options issued under the 2014 Plan may be exercised (subject to their original vesting, exercise and other terms and conditions) to purchase a number of shares of class A common stock equal to the number of shares of Legacy BlackSky class A common stock subject to the same terms and conditions as were applicable to such Legacy BlackSky stock option (each an “Assumed Company Stock Option”). The exercise price per share of each Assumed Company Stock Option was equal to the quotient obtained by dividing the exercise price per share applicable to such Legacy BlackSky stock option by the common stock exchange ratio.
The Black-Scholes option pricing model is used to determine the fair value of options granted. The Company utilized assumptions concerning expected life, a risk-free interest rate, and expected volatility to determine such values.
A summary of the weighted-average assumptions used by Legacy BlackSky is presented below for the nine months ended September 30, 2020; there were no stock options awarded during the nine months ended September 30, 2021:

Nine Months Ended September 30,
2020
Fair value per common share	$0.0121
Weighted-average risk-free interest rate	0.83%
Volatility	65.00%
Expected term (in years)	2.50
Dividend rate	0%

A summary of the Company’s stock option activity under the Plans during the nine months ended September 30, 2021 is presented below:

	Nine Months Ended September 30, 2021
	Options	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
	(in thousands)
Outstanding - December 31, 2020	3,489	$0.2160
Granted	—	—
Exercised	(969)	0.1030
Forfeited	(176)	0.1507

Outstanding - September 30, 2021	2,344	0.2500	7.7	$23,670

Exercisable - September 30, 2021	1,241	0.4367	7.2	$12,302

For options exercised, intrinsic value is calculated as the difference between the estimated fair value on the date of exercise and the exercise price. The total intrinsic value of options exercised during the three months ended September 30, 2021 and 2020 was $2.4 million and $0.3 million, respectively. The total intrinsic value of options exercised during the nine months ended September 30, 2021 and 2020 was $6.8 million and $0.4 million, respectively. The total fair value of options vested during the nine months ended September 30, 2021 and 2020, was $0.6 million and $0.6 million, respectively.
As of September 30, 2021, there was $0.5 million of total unrecognized compensation cost, which is expected to be recognized over a weighted-average period of 1.1 years.
Restricted Stock Awards
In the year ended December 31, 2020, the Company granted RSAs, which vest based upon the individual award agreements and generally over a three to four-year period. These shares are deemed issued as of the date of grant, but not outstanding until they vest. The Company intends to settle the RSAs in stock, and the Company has the shares available to do so.
A summary of the Company’s nonvested RSA activity during the nine months ended September 30, 2021 is presented below:

	Nine Months Ended September 30, 2021
	Restricted Stock Awards	Weighted-Average Grant-Date Fair Value
	(in thousands)
Nonvested - January 1, 2021	891	$0.0121
Granted	—	—
Vested	(461)	0.0121
Canceled	(10)	0.0121

Nonvested - September 30, 2021	420	0.0121

As of September 30, 2021, there was $98 thousand of total unrecognized compensation cost related to nonvested RSAs granted under the Plans, which is expected to be recognized over a weighted-average period of 1.5 years. The total grant date fair value of shares vested during the nine months ended September 30, 2021 was $6 thousand.

Restricted Stock Units
The Company granted an aggregate of 9.3 million RSUs to certain employees and service providers during the nine months ended September 30, 2021 under the 2014 Plan as follows:

Grant Date	Number of Shares (in thousands)	First Tranche	Second Tranche	Third Tranche
February 2021	8,533	50% of such RSUs will vest 180 days subsequent to consummation of the Merger	50% of such units will vest ratably over eight consecutive quarters, on specified quarterly vesting dates with the first of such quarterly vesting dates occurring at least three months after the vesting of the initial 50% of the RSUs	N/A

March 2021	229	50% of such RSUs will vest 180 days subsequent to consummation of the Merger	50% of such units will vest ratably over eight consecutive quarters, on specified quarterly vesting dates with the first of such quarterly vesting dates occurring at least three months after the vesting of the initial 50% of the RSUs	N/A

March 2021	137	25% vested immediately upon issuance	50% of these RSUs vested on the date of the Merger	The remaining 25% of the RSUs will vest ratably over 12 months, on the same day of the month that the Merger closed, commencing as of the month following satisfaction of the performance condition

June 2021	164	25% of such RSUs will vest at the later of: a) 180 days subsequent to consummation of Merger or b) the one year anniversary of the vesting commencement date	75% of such units will vest ratably over twelve consecutive quarters, on specified quarterly vesting dates with the first of such quarterly vesting dates occurring at least three months after the vesting of the initial 25% of the RSUs	N/A

Grant Date	Number of Shares (in thousands)	First Tranche	Second Tranche	Third Tranche
July 2021	285	25% of such RSUs will vest at the later of: a) 180 days subsequent to consummation of the Merger or b) the one year anniversary of the vesting commencement date	75% of such units will vest ratably over twelve consecutive quarters, on specified quarterly vesting dates with the first of such quarterly vesting dates occurring at least three months after the vesting of the initial 25% of the RSUs	N/A

Total	9,348

A summary of the Company’s nonvested RSU activity during the nine months ended September 30, 2021 is presented below:

	Nine Months Ended September 30, 2021
	Restricted Stock Units	Weighted-Average Grant-Date Fair Value
	(in thousands)
Nonvested - January 1, 2021	—	$—
Granted	9,348	7.0844
Vested	(103)	8.0407
Canceled	(88)	7.0633

Nonvested - September 30, 2021	9,158	7.0738

Unrecognized compensation costs related to nonvested restricted stock units totaled $37.1 million as of September 30, 2021, which is expected to be recognized over a weighted-average period of 2.4 years.

18.	Stock-Based Compensation
The Company adopted two equity incentive plans in prior years, the 2011 Plan and 2014 Plan. Both Plans allows the Board of Directors to grant stock options, designated as incentive or nonqualified, and stock awards to employees, officers, directors, and consultants. Equity awards are granted with an exercise price per share equal to at least the estimated fair value of the underlying common stock on the date of grant. The vesting period is determined through individual award agreements and is generally over a five-year period. Awards generally expire 10 years from the date of grant.
Stock options
As of December 31, 2020, the Company currently had 56
thousand
shares and 3.4 million options outstanding, respectively, under the 2011 and 2014 Plans. The Company has not issued options under the 2011 Plan since 2014.
The Black-Scholes option-valuation model is used t
o
 determine the fair value of options granted. The Company utilizes assumptions concerning expected life, risk-free interest rate, and expected volatility to determine such values (Note 2).
A summary of the weighted-average assumptions is presented below:

	December 31,
	2020	2019
Weighted-average grant date fair value	$—	$0.99
Weighted-average risk-free interest rate	0.81%	2.10%
Volatility	65.00%	65.00%
Expected term (in years)	2.50	4.00
Dividend rate	0%	0%
A summary of the Company’s stock option activity under the 2011 and 2014 Plans for the year ended December 31, 2020 is presented below:

	Year Ended December 31, 2020
	Options (in thousands)	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding - January 1, 2020	3,856	$1.9693
Granted	2,226	0.0121
Exercised	(188)	0.1097
Forfeited	(2,405)	0.0724

Outstanding - December 31, 2020	3,489	0.2160	8.2	$1,309

Exercisable - December 31, 2020	1,712	$0.3827	7.6	$581

For options exercised, intrinsic value is calculated as the difference between the estimated fair value the date of exercise and the exercise price. The total intrinsic value of options exercised during the years ended December 31, 2020 and 2019, was $0.7 million and $0.2 million, respectively. The total fair value of shares vested during the years ended December 31, 2020 and 2019, was $1.0 million and $1.6 million, respectively.
For the years ended December 31, 2020 and 2019, compensation cost charged to continuing operations upon the vesting of stock options was $2.0 million and $3.4 million, respectively. For the years ended December 31, 2020 and 2019, compensation cost charged to discontinued operations upon the vesting of stock options was $0.2 million and $0.6 million, respectively. During the year ended December 31, 2020, the Company did not record an incremental compensation cost for the year ended December 31, 2020, for which the Company adjusted the exercise price of $0.0121 per share for 1.6 million options held by 106 employees, and recorded $0.5 million of incremental compensation cost in the year ended December 31, 2019, respectively, for which the Company adjusted the exercise price of 1.1 million options held by 124 employees. The compensation costs were included in selling, general and administrative expense in the consolidated statements of operations and comprehensive loss. As of December 31, 2020, and 2019, there was $1.4 million and $4.4 million, respectively, of total unrecognized compensation cost, which is expected to be recognized over a weighted-average period of 1.9 years and 2.0 years, respectively. As of December 31, 2020, and 2019 the remaining unrecognized incremental compensation cost was $0.1 million and $0.2 million with an expected life of 1.0 years and 1.6 years respectively.
Restricted stock awards
Beginning in 2020, the Company granted restricted stock awards, which vests based on the individual award agreements and generally over a three to four-year period. These shares are deemed issued as of the date of grant, but not outstanding until they vest. The Company intends to settle the restricted stock awards in stock and the Company has the shares available to do so.
A summary of the Company’s
non-vested
restricted share awards for the year ended December 31, 2020 is presented below:

	Year Ended December 31, 2020
	Restricted Stock Awards	Weighted- Average Grant- Date Fair Value
	(in thousands)
Nonvested at January 1, 2020	—	$—
Granted	3,486	0.0121
Vested	(2,375)	0.0121
Forfeited	(220)	0.0121

Nonvested at December 31, 2020	891	0.0121

As of December 31, 2020, there was $0.2 million of total unrecognized compensation cost related to nonvested restricted stock awards granted under the employee share option plan, which is expected to be recognized over a weighted-average period of 1.7 years. The total fair value of shares vested during the year ended December 31, 2020 was $29 thousand.